Loss Per Share (EPS)	12 Months Ended
Dec. 31, 2023
Loss Per Share (EPS)
Loss Per Share (EPS)

30.Loss Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

	2023	2022	2021
As at December 31, after conversion and share split
Outstanding common shares at period-end	28,673,985	25,846,279	25,772,359
Weighted average number of common shares outstanding	27,968,142	25,819,165	23,792,693
Potential number of shares resulting from the exercise of warrants	2,279,750	2,578,750	1,993,000

Basic and Diluted EPS for the periods ended December 31, 2023, 2022 and 2021 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the period ended December 31
	2023	2022	2021
Loss of year attributable to common holders (in EUR)	(43,212,000)	(31,225,000)	(27,618,903)
Loss of year attributable to preferred holders (in EUR)	—	—	—
Loss of year attributable to equity holders (in EUR)	(43,212,000)	(31,225,000)	(27,618,903)
Weighted average number of common shares outstanding (in units)	27,968,142	25,819,165	23,792,693
Basic earnings per share in EUR (EUR/unit)	(1.545)	(1.209)	(1.161)
Diluted earnings per share in EUR (EUR/unit)	(1.545)	(1.209)	(1.161)